INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Inventories net of provisions	$ 9,781	$ 6,716	$ 6,299
Cost of sales	$ 48,342	$ 50,748	$ 55,285